Fair Value Measurements - Summary of Assumptions Utilized in Valuations of Private Placement Warrants (Details) - Warrant [Member]	Sep. 30, 2021	Aug. 26, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	4 years 10 months 28 days	5 years
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	0.0095	0.0084
Dividend Yield Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	0.0000	0.0000
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	0.290	0.216
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	11.50	11.50